Earnings per share	12 Months Ended
Dec. 31, 2017
Sociedad Minera Cerro Verde S.A.A. [Member]
Disclosure Of Earnings per share [Line Items]
Disclosure of earnings per share [text block]
20.	Earnings per share

Basic and diluted earnings per share are calculated by dividing earnings by the weighted-average number of outstanding shares during the period. Basic and diluted earnings per common share have been determined as follows:

	For the year ended	For the year ended	For the year ended
	December 31, 2017	December 31, 2016	December 31, 2015
	US$(000)	US$(000)	US$(000)

Profit for the period (US$)	349,881,000	340,907,000	33,284,000
Weighted average number of share outstanding (Note 13(a))	350,056,012	350,056,012	350,056,012
Basic and diluted earnings per share (US$)	1.000	0.974	0.095